LONG-TERM DEBT AND FINANCING (Details) $ in Thousands, $ in Millions		6 Months Ended	12 Months Ended
		Sep. 30, 2021 CAD ($)	Mar. 31, 2021 CAD ($)	Mar. 09, 2021 USD ($)	Sep. 30, 2020	Sep. 30, 2019 CAD ($)
Borrowings:
Debt		$ 630,849	$ 655,740
Less: Current portion		(630,491)	(654,180)
Total non-current portion of non-current borrowings		358	1,560
DIP Facility
Borrowings:
Debt	[1]	158,413	126,735
Less: Debt issue costs (a)	[1]	(2,139)	(6,312)
Less: Current portion		(471,542)
Notional amount				$ 125.0
Interest rate				13.00%
Filter Group financing
Borrowings:
Debt	[2]	3,033	4,617
Credit Facility
Borrowings:
Debt		167,610	227,189
7% $15M subordinated notes
Borrowings:
Debt	[3]	$ 13,553	13,607
Interest rate		7.00%
Term Loan
Borrowings:
Debt	[4]	$ 290,379	$ 289,904
Unsecured term loan
Borrowings:
Debt		$ 207,000
Interest rate		8.75%
6.75% $100M convertible debentures
Borrowings:
Notional amount						$ 100,000
Interest rate		6.75%			6.75%
6.75% $160M convertible debentures
Borrowings:
Notional amount		$ 160,000
Interest rate		6.75%
6.5% convertible bonds
Borrowings:
Debt		$ 9,200
Interest rate		6.50%			6.50%

[1]	Three months ended September 30,
[2]	Filter Group has a $3.0 million outstanding loan payable to Home Trust Company (“HTC”). The loan is a result of factoring receivables to finance the cost of rental equipment that matures no later than October 2023 with HTC and bears interest at 8.99% per annum. Principal and interest are payable monthly. Filter Group did not file under the CCAA and accordingly, the stay does not apply to Filter Group and any amounts outstanding under the loan payable to Home Trust Company.
[3]	As part of the September 2020 Recapitalization, Just Energy issued $15 million principal amount of 7.0% subordinated notes (“Note Indenture”) to holders of the subordinated convertible debentures, which has a six-year maturity. The principal amount was reduced through a tender offer for no consideration on October 19, 2020 to $13.2 million. The Note Indenture bears an annual interest rate of 7.0% payable in kind. The balance at September 30, 2021 includes an accrual of $0.4 million for interest payable on the notes. As a result of the CCAA filing, the Company is in default under the Note Indenture’s Trust Indenture agreement. However, any potential actions by the lenders under the Note Indenture have been stayed pursuant to the Court Order and the Company is not issuing additional notes equal to the capitalized interest. Given this acceleration option, the Note Indenture has been classified as current.
[4]	As part of the recapitalization transaction that the Company completed in September 2020 (“September 2020 Recapitalization”), Just Energy issued a USD $205.9 million principal note (the “Term Loan”) maturing on March 31, 2024. The note bears interest at 10.25%. The balance at September 30, 2021 includes an accrual of $13.4 million for interest payable on the notes. As a result of the CCAA filing, the Company is in default under the Term Loan. However, any potential actions by the lenders under the Term Loan have been stayed pursuant to the Court Order, and the Company is not issuing additional notes equal to the capitalized interest. Given this acceleration option, the Term Loan has been classified as current.